DESCRIPTION OF BUSINESS AND HISTORY	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND HISTORY

NOTE 1 - DESCRIPTION OF BUSINESS AND HISTORY

Description of business

CannAssist International Corp. (the “Company” or “CannAssist”) was incorporated on May 17, 2017 under the laws of the state of Delaware under the name Iris Grove Acquisition Corporation to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions. On May 23, 2018 the Company changed its name to CannAssist International Corporation.

On June 18, 2018, the Company cancelled all 20,000,000 shares of its issued and outstanding stock and issued 3,000,000 shares of common stock pursuant to Section 4(a)(2) of the Securities Act of 1933 at par representing 100% of the total outstanding common stock at the time. With the issuance of the stock and the redemption of the 20,000,000 shares of stock, the Company effected a change in its control and the new majority shareholder was elected as the new management of the Company.

On July 12, 2018, the “Company, entered into a share exchange acquisition agreement with Xceptor LLC, a private company organized under the laws of Wyoming (“Xceptor”). The Acquisition was effected by the Company through the exchange of all the outstanding membership interests of Xceptor for 3,000,000 shares of common stock of the Company, valued at $0.0001 per share. At the time of the Acquisition, there was one shareholder of the Company who was also a shareholder and manager of Xceptor. Xceptor has become a wholly owned subsidiary of the Company and the Company has taken over its operations and business plan. Prior to the Acquisition, the Company had no ongoing business or operations. Since the Company and Xceptor were entities under common control prior to the Acquisition, the transaction is accounted for as a restructuring transaction. The Company has recast prior period financial statements to reflect the conveyance of Xceptor’s common shares as if the restructuring transaction had occurred as of the earliest date of the financial statements.

CannAssist produces and sells products formulated using its cannabidiol ("CBD") product, “Cibidinol,” which is formulated based on a process developed by its founder Mark Palumbo. CBD is a non-psychoactive compound found in hemp. CannAssist’s initial research and development work, aimed at enhancing the bioavailability of desired molecular structures, resulted in the creation of a line of CBD products, most notably its CBD product, Cibidinol. Cibidinol will be available in a line of consumable and topical products that the Company believes will make enhanced CBD products more available and accessible to consumers.